Investment Property Under Development (Details 1) ₪ in Millions	12 Months Ended
Dec. 31, 2017 ILS (₪)
Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase of 25 basis points in capitalization rate	₪ (34)
Decrease of 25 basis points in capitalization rate	28
Brazil [Member] | Investment Property Development [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase of 5% in expected project cost
Increase of 5% in expected NOI
Increase of 25 basis points in capitalization rate
Decrease of 25 basis points in capitalization rate
Increase of 5% in the selling price per sq.m
Northern Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase of 25 basis points in capitalization rate	(752)
Decrease of 25 basis points in capitalization rate	825
Northern Europe [Member] | Investment Property Development [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase of 5% in expected project cost	(36)
Increase of 5% in expected NOI	61
Increase of 25 basis points in capitalization rate	(56)
Decrease of 25 basis points in capitalization rate	62
Increase of 5% in the selling price per sq.m
Central and Eastern Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase of 25 basis points in capitalization rate	(363)
Decrease of 25 basis points in capitalization rate	392
Central and Eastern Europe [Member] | Investment Property Development [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase of 5% in expected project cost	(41)
Increase of 5% in expected NOI	51
Increase of 25 basis points in capitalization rate	(28)
Decrease of 25 basis points in capitalization rate	35
Increase of 5% in the selling price per sq.m	20
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase of 25 basis points in capitalization rate	(88)
Decrease of 25 basis points in capitalization rate	95
Israel [Member] | Investment Property Development [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase of 5% in expected project cost	(3)
Increase of 5% in expected NOI
Increase of 25 basis points in capitalization rate
Decrease of 25 basis points in capitalization rate
Increase of 5% in the selling price per sq.m	₪ 12